Commitments (Details Textual) (USD $)	1 Months Ended	6 Months Ended	12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Dec. 31, 2011	Sep. 30, 2011
Commitments (Textual)
Lease arrangements periodic payment per month	$ 5,008	$ 600	$ 600	$ 2,500
Lease arrangements term, Description		One year with five successive one year renewal options.	One year with five successive one year renewal options.
Lease arrangements periodic payments for remaining eleven months				$ 4,400
Renewed period of lease arrangements	3 years
Increment percentage in lease payment on renewal	4.00%